Property and Equipment (Details) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
Property and Equipment [Abstract]
Depreciation expense	$ 878	$ 8,444	$ 1,688	$ 22,344